UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2006

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:

This Amendment (Check only one.):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
NEW MOUNTAIN VANTAGE GP, L.L.C.
787 SEVENTH AVENUE, 49TH FLOOR

NEW YORK, NY 10019

(212)-720-0300

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


              Name:    STEVEN B. KLINSKY
              Title:   MANAGING MEMBER
              Phone:   (212) 720-0300

              Signature, Place and Date of Signing:
              /s/ Steven B. Klinsky    New York, NY           February 14, 2007
              ---------------------    ---------------        -----------------
              [Signature]              [City, State]          [Date]


Report Type:

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in the report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

Form 13F File Number:         Name

28-                           NEW MOUNTAIN VANTAGE ADVISERS, L.L.C